Investment Properties - Summary of Investment Properties, Fair Value (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about investment property [line items]
Fair value	$ 21,729,092	$ 707,097	$ 22,144,787	$ 12,538,083
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Fair value	$ 36,869,289	$ 1,199,782	$ 36,158,216